Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Bank Borrowings
Schedule of bank borrowings

	June 30,	December 31,
	2024	2023

	(in US$’000)
Current	26,468	31,155
Non-current	55,632	48,189
	82,100	79,344

Schedule of maturities of bank borrowings

	June 30,	December 31,
	2024	2023

	(in US$’000)
Not later than 1 year	26,468	31,155
Between 1 to 3 years	5,159	3,192
Between 3 to 4 years	3,685	2,872
Between 4 to 5 years	11,054	6,384
Later than 5 years	35,734	35,741
	82,100	79,344